Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000016760 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000016760 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016760 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016760 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016760 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016760 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016760 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016760 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016760 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016760 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016760 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016760 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016760 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016760 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016760 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016760 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016760 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016760 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016760 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016760 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016760 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016760 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000016760 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016760 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016760 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016763 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000016763 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016763 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016763 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016763 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016763 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016763 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016763 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016763 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016763 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016763 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016763 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016763 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000016763 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016763 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016763 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016764 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000016764 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016764 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016764 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016764 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016764 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016764 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016764 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016764 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016764 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016764 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016764 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000016764 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016764 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016764 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239806 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000239806 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000239806 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000239806 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239806 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239806 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000239806 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239806 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239806 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239806 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000239806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000239806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000239806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000239806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000239806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000239806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239806 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239806 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000239806 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000239806 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239806 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%